Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and contingencies

Leases

The Company leases office space under operating lease agreements with original terms ranging from 2 to 5 years. Rent expense amounted to $ 2,296 and $ 4,413 for the period ended June 30, 2018, and the year ended December 31, 2017, respectively. The Company’s lease obligations under non-cancellable operating leases are as follows:

Period ended June 30, 2018	Amount
Within 1 year	4,149
2 – 3 years	7,115
4 – 5 years	835

Total	12,099

Employment agreements

The Company has entered into employment agreements with certain key employees providing compensation guidelines for each employee. Pursuant to the terms of the employment agreements, the executives are generally entitled to receive compensation in the form of (i) an annual salary payable in cash on a monthly basis and (ii) a yearly bonus subject to the fulfillment of certain performance targets.

Tax, legal and other

As of June 30, 2018 the Company had accrued liabilities of approximately $3,600 related to unasserted tax claims. The Company currently estimates unasserted possible losses related to matters for which it has not accrued liabilities, as they are not deemed probable and reasonably estimable, to be approximately $23,000. The Company evaluates the likelihood of probable and reasonably possible losses, if any, related to all known contingencies on an ongoing basis. As a result, future increases or decreases to its accrued liabilities may be necessary and will be recorded in the period when such amounts are determined to be probable and reasonably estimable.

Brazilian Tax Authority Claim

In March 2013, São Paulo tax authorities asserted taxes (Brazilian municipal taxes “Imposto Sobre Serviço”) and fines against the Company’s Brazilian subsidiary relating to the period from 2008 to 2011 in an approximate updated amount of $ 21,500, including ordinary taxable services on commissions earned. On April 2, 2013, the Company’s Brazilian subsidiary filed an administrative defense against the authorities’ claim. In a decision published on August 30, 2014 the São Paulo tax authorities ruled against the Brazilian subsidiary upholding the claimed taxes and the fines previously imposed. An appeal to the São Paulo City Administrative Court was filed on September 30, 2014. On December 4, 2015, the Administrative Court ruled partially against the Brazilian subsidiary upholding the claimed taxes and the fines previously imposed. The Company accrued liabilities of $ 9,928 for the contingency.

On July 5, 2017, the Municipality of São Paulo published the terms of a special installment program called “Programa de Parcelamento Incentivado , PPI 2017”. On September 12, 2017 the Company applied for the program and was permited to pay in a single installment of $ 8,900 with a reduction in the interests and penalties due.